TRAFIGURA TRANSACTION (Details)		1 Months Ended	7 Months Ended	12 Months Ended
	Aug. 23, 2019 USD ($) $ / shares shares	Aug. 31, 2019 USD ($) vessels suezmax_tanker_vessel_type $ / shares shares	Mar. 16, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2020 suezmax_tanker_vessel_type	Dec. 31, 2020	Dec. 31, 2020 vessels	Dec. 31, 2020 large_range_2Tanker_vessel_type	Dec. 31, 2020 very_large_crude_carrier	Dec. 31, 2019 $ / shares	Dec. 31, 2019 suezmax_tanker_vessel_type	Dec. 31, 2019	Dec. 31, 2019 large_range_2Tanker_vessel_type	Dec. 31, 2017 USD ($)
Business Acquisition [Line Items]
Shares issued for purchase of vessels (in shares) | shares		16,035,856		0	16,035,856	0
Number of assets chartered										1	2		1		1
Number of leased assets | vessels		5
Shares issued for purchase of assets, grant date fair value (in dollars per share) | $ / shares		$ 7.92										$ 7.92
Finance lease, right of use asset				$ 53,518,000	$ 418,390,000	$ 90,676,000										$ 251,698,000
Finance lease liability				56,277,000	359,910,000
Finance lease, amortization of right of use asset				$ 11,644,000	15,850,000	$ 26,129,000
Shares issued as consideration for Trafigura acquisition					$ 127,000,000.0
Vessels Chartered To Trafigura
Business Acquisition [Line Items]
Number of assets chartered							5		5
Duration of time charter				3 years
Time charter daily rate, revenue				$ 28,400
Profit share percentage								50.00%
Assets Under Sale and Purchase Agreement
Business Acquisition [Line Items]
Time charter liabilities, fair value disclosure				11,900,000
Property, plant, and equipment, fair value disclosure				663,700,000
Assets Under Sale and Purchase Agreement | Trafigura
Business Acquisition [Line Items]
Number of assets agreed to acquire | suezmax_tanker_vessel_type		10
Shares issued for purchase of vessels (in shares) | shares	16,035,856
Shares issued, price per share (in dollars per share) | $ / shares		$ 8.00
Time charter daily rate, expense		$ 23,000
Duration of time charter		3 years
Time charter daily rate, revenue		$ 28,400
Profit share percentage		50.00%
Time charter liabilities, fair value disclosure				$ 11,900,000
Assets Under Sale and Purchase Agreement | Trafigura | Minimum
Business Acquisition [Line Items]
Cash consideration due upon closing of SPA		$ 538,200,000
Assets Under Sale and Purchase Agreement | Trafigura | Vessels Chartered To Trafigura
Business Acquisition [Line Items]
Shares issued for purchase of vessels (in shares) | shares				16,035,856	8,017,928
Cash consideration due upon closing of SPA				$ 538,200,000
Number of assets chartered | suezmax_tanker_vessel_type		5											5
Shares issued for purchase of assets, grant date fair value (in dollars per share) | $ / shares	$ 7.92
Shares issued as consideration for Trafigura acquisition	$ 63,500,000			127,000,000.0
Time charter payments received					$ 17,000,000.0
Time charter payments received offset against prepaid expense			$ 13,900,000	5,700,000	8,200,000
Time charter payments received offset against lease liability			3,100,000	1,400,000	1,700,000
Reduction in purchase consideration					13,900,000
Amortization of fair value of acquired time charter				4,000,000.0
Assets Under Sale and Purchase Agreement | Trafigura | Vessels Chartered To Trafigura | Maximum
Business Acquisition [Line Items]
Cash consideration due upon closing of SPA					269,000,000.0
Assets Under Sale and Purchase Agreement | Trafigura | Trafigura Vessels Not Chartered Out
Business Acquisition [Line Items]
Number of leased assets | suezmax_tanker_vessel_type		5
Prepaid expense	$ 63,500,000
Shares issued for purchase of assets, grant date fair value (in dollars per share) | $ / shares	$ 7.92
Finance lease, right of use asset					336,000,000.0
Finance lease liability					272,000,000.0
Finance lease, amortization of right of use asset			6,300,000	2,500,000	3,800,000
Finance lease, interest expense			$ 6,100,000	$ 2,400,000	3,700,000
Finance lease, weighted average discount rate														4.36%
Assets Under Sale and Purchase Agreement | Trafigura | Trafigura Vessels Not Chartered Out | Maximum
Business Acquisition [Line Items]
Cash consideration due upon closing of SPA					$ 269,200,000